Significant Accounting Policies - Schedule of Property and Equipment, Net (Details) - BOLT THREADS, INC. [Member]	Dec. 31, 2023
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, net estimated useful lives	Shorter of remaining useful life or lease term
Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, net estimated useful lives	10 years
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, net estimated useful lives	7 years